LEASE OBLIGATIONS (Details Narrative) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2019
Operating Lease, Liability	$ 540,354	$ 584,325	$ 380,927	$ 83,549
Lessee, Operating Lease, Discount Rate				7.00%
British Columbia [Member]
Operating Lease, Liability		$ 91,237	$ 354,263
Lessee, Operating Lease, Discount Rate		7.00%	6.00%
McLean,Virginia [Member]
Operating Lease, Liability		$ 260,649
Lessee, Operating Lease, Discount Rate		7.00%